Other (Income) Expense - Net (Tables)	12 Months Ended
Dec. 31, 2012
Other (Income) Expene - Net [Abstract]
Details of Other (Income) Expense, Net
7. Other (Income) Expense - Net

The following table provides details of other income:

	Years Ended December 31,
	2012	2011	2010

	(Dollars in millions)
Net provision for bad debts	$(1)	$14	$2
Net gains on sales of assets and divestitures	(6)	(15)	(3)
Foreign currency exchange (gains) losses	2	-	(10)
Royalty and grant income	(18)	(26)	(16)
Legacy pension litigation	-	(6)	8
Miscellaneous other income	(14)	(22)	(19)
Other (income) expense - net	$(37)	$(55)	$(38)